Investments in Equity Investees Equity Investee Summarized Financial Information (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue	$ 72.4	$ 69.5	$ 293.9	$ 297.9	$ 237.5
Gross profit	24.5	25.2	103.7	92.6	63.2
Net income	5.5	11.1	20.1	40.8	20.2
Current assets			279.9	97.8
Noncurrent assets			440.4	205.5
Current liabilities			58.5	23.9
Noncurrent liabilities			$ 397.4	$ 52.2